NOTES PAYABLE AND SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE AND SHORT-TERM BORROWINGS [Abstract]
NOTES PAYABLE AND SHORT-TERM BORROWINGS
NOTE J—NOTES PAYABLE AND SHORT-TERM BORROWINGS

Notes payable and short-term borrowings consisted of the following at December 31 (in $1,000s):

	2012	2011

FHLB borrowings	$4,937	$37,955
Promissory notes	3,491	12,490

	$8,428	$50,445

FHLB borrowings represent advances secured by certain portfolio loans and other eligible collateral.  Such advances become due at varying dates and bear interest at market short-term rates (approximately 1.40% at December 31, 2012).  At December 31, 2012, unused lines of credit under these facilities approximated $113.3 million.  Assets pledged to secure these credit facilities consisted of portfolio loans in the amount of $229.6 million.  Continued availability of the FHLB credit facilities is subject to the FHLB's review of the banks' credit worthiness.

During 2008, Capitol completed a private offering of 9% promissory notes.  The promissory notes were purchased by accredited investors, including certain related parties of Capitol.  The promissory notes mature in 2013.  Interest is payable quarterly and the notes became callable in 2010.  In 2010, Capitol extinguished approximately $4.6 million in promissory notes in exchange for 1,374,000 shares of common stock resulting in a gain of $1.3 million.  The payment and accrual of interest on these promissory notes was discontinued as of the bankruptcy filing date; at December 31, 2012, the balance of these notes approximated $6.8 million and was included in liabilities subject to compromise (see Note C).  At December 31, 2011, the balance of these promissory notes was approximately $8.4 million and was included in the table above.

In October 2011, Capitol terminated an aircraft lease and issued a promissory note for the remaining balance of that lease.  Interest is payable monthly at an annual rate of 10% and the note matures in 2016.  At December 31, 2012 and 2011, the balance of this promissory note was approximately $3.5 million and $4.1 million, respectively.

At December 31, 2012, scheduled debt maturities of notes payable and short-term borrowings were as follows (in $1,000s):

2013	$5,781
2014	874
2015	927
2016	846

$8,428